Note 9 - Trade Accounts and Notes Payable - Schedule of Trade Accounts and Notes Payable (Details) - EUR (€) € in Thousands	Dec. 31, 2016	Dec. 31, 2015
Trade accounts payable	€ 5,562	€ 5,641
Notes payable	398	457
Total	€ 5,960	€ 6,098